Long-Term Debt (Details) - Schedule of future maturities of long-term debt - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2008	Jun. 30, 2008
Schedule of future maturities of long-term debt [Abstract]
2021			$ 1,302,383
2022			2,577,691
2023			2,577,691
2024			9,908,213
Total	$ 40,676	$ 46,486	$ 16,365,978	$ 144,113,475